PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 100.0%
	Hotels, Resorts & Cruise Lines - 4.1%
4,027	Choice Hotels International, Inc.	$331,382
12,219	Extended Stay America, Inc.	209,434
14,670	Hilton Worldwide Holdings, Inc.	1,312,085
6,190	Hyatt Hotels Corporation - Class A	447,166
15,035	Marriott International, Inc./MD	1,876,968
7,523	Wyndham Hotels & Resorts, Inc.	401,277
		4,578,312
	Health Care Facilities - 0.3%
3,846	National HealthCare Corporation	298,719
	Diversified REITs - 9.3%
3,908	Alexander & Baldwin, Inc.	90,158
36,151	American Assets Trust, Inc.	1,640,894
5,882	Empire State Realty Trust, Inc. - Class A	90,348
12,077	Lexington Realty Trust	110,746
27,306	Liberty Property Trust	1,296,216
26,466	PS Business Parks, Inc.	4,258,908
65,559	VEREIT, Inc.	582,164
3,639	Washington Real Estate Investment Trust	96,834
26,928	WP Carey, Inc.	2,235,293
		10,401,561
	Health Care REITs - 6.9%
16,460	CareTrust REIT, Inc.	400,143
32,549	HCP, Inc.	1,032,129
14,267	Healthcare Realty Trust, Inc.	459,968
20,000	Healthcare Trust of America, Inc.	575,800
7,602	LTC Properties, Inc.	340,190
5,003	Medical Properties Trust, Inc.	88,953
5,400	National Health Investors, Inc.	424,170
14,782	Omega Healthcare Investors, Inc.	526,535
25,393	Physicians Realty Trust	464,946
5,600	Sabra Health Care REIT, Inc.	108,024
21,781	Ventas, Inc.	1,400,518
22,931	Welltower, Inc.	1,862,455
		7,683,831
	Hotel and Resort REITs - 3.2%
19,321	Apple Hospitality REIT, Inc.	298,316
9,150	Chatham Lodging Trust	174,216
8,060	Chesapeake Lodging Trust	231,886
9,371	CorePoint Lodging, Inc.	113,577
24,059	DiamondRock Hospitality Company	238,425
38,176	Host Hotels & Resorts, Inc.	691,367
14,337	Park Hotels & Resorts, Inc.	395,988
8,474	Pebblebrook Hotel Trust	235,831
4,190	Ryman Hospitality Properties, Inc.	334,991
12,766	RLJ Lodging Trust	219,192
10,474	Summit Hotel Properties, Inc.	119,718
19,037	Sunstone Hotel Investors, Inc.	255,477
13,544	Xenia Hotels & Resorts, Inc.	283,205
		3,592,189
	Industrial REITs - 13.5%
29,827	Americold Realty Trust	933,585
50,845	Duke Realty Corporation	1,529,926
8,649	EastGroup Properties, Inc.	960,039
33,168	First Industrial Realty Trust, Inc.	1,151,261
88,528	Monmouth Real Estate Investment Corporation	1,234,080
53,872	Prologis, Inc.	3,968,750
9,012	Rexford Industrial Realty, Inc.	340,654
49,155	STAG Industrial, Inc. - Class A	1,434,343
77,594	Terreno Realty Corporation	3,546,822
		15,099,460
	Office REITs - 17.2%
11,377	Alexandria Real Estate Equities, Inc.	1,665,707
14,846	Boston Properties, Inc.	1,942,302
5,905	Brandywine Realty Trust	89,225
24,593	Columbia Property Trust, Inc.	525,798

37,303	Corporate Office Properties Trust	1,038,516
67,856	Cousins Properties, Inc.	614,097
26,200	Douglas Emmett, Inc.	1,055,598
131,532	Easterly Government Properties, Inc.	2,421,504
35,590	Equity Commonwealth	1,159,166
36,420	Highwoods Properties, Inc.	1,597,381
44,524	Hudson Pacific Properties, Inc.	1,487,547
11,602	JBG SMITH Properties	458,163
17,818	Kilroy Realty Corporation	1,313,365
7,981	Paramount Group, Inc.	113,729
4,710	Piedmont Office Realty Trust, Inc.	95,754
13,520	SL Green Realty Corporation	1,162,720
63,770	Tier REIT, Inc.	1,716,688
11,777	Vornado Realty Trust	779,991
		19,237,251
	Residential REITs - 21.8%
11,524	American Campus Communities, Inc.	533,792
108,633	American Homes 4 Rent - Class A	2,651,732
49,248	Apartment Investment & Management Company	2,459,938
18,674	AvalonBay Communities, Inc.	3,791,008
18,909	Camden Property Trust	1,954,434
10,140	Equity LifeStyle Properties, Inc.	1,233,632
48,711	Equity Residential	3,729,801
5,133	Essex Property Trust, Inc.	1,497,501
5,214	Invitation Homes, Inc.	133,635
29,290	Mid-America Apartment Communities, Inc.	3,344,332
9,692	Sun Communities, Inc.	1,223,809
41,502	UDR, Inc.	1,858,460
		24,412,074
	Retail REITs - 13.1%
38,903	Acadia Realty Trust	1,063,997
3,315	Agree Realty Corporation	221,939
282	Alexander’s, Inc.	103,776
5,348	Brixmor Property Group, Inc.	91,718
58,711	Brookfield Property REIT, Inc.	1,082,631
11,151	Federal Realty Investment Trust	1,457,770
17,469	Getty Realty Corporation	540,840
5,322	Kimco Realty Corporation	92,603
5,493	Kite Realty Group Trust	83,494
14,381	National Retail Properties, Inc.	769,815
15,909	Realty Income Corporation	1,114,903
16,044	Regency Centers Corporation	1,058,262
71,617	Retail Opportunity Investments Corporation	1,198,869
63,447	Retail Properties of America, Inc.	754,385
8,932	RPT Realty	108,702
3,011	Saul Centers, Inc.	161,661
12,819	Seritage Growth Properties - Class A	536,091
12,779	Simon Property Group, Inc.	2,071,347
6,853	SITE Centers Corporation	87,513
12,716	Spirit Realty Capital, Inc.	542,465
3,718	Tanger Factory Outlet Centers, Inc.	63,057
14,700	The Macerich Company	534,051
4,286	Urban Edge Properties	73,934
25,463	Urstadt Biddle Properties, Inc.	557,130
12,310	Weingarten Realty Investors	347,142
		14,718,095
	Specialized REITs - 10.6%
7,771	CoreSite Realty Corporation	907,031
9,572	CubeSmart	322,768
19,218	CyrusOne, Inc.	1,134,631
23,694	Digital Realty Trust, Inc.	2,789,258
7,848	Equinix, Inc.	3,812,479
5,042	Extra Space Storage, Inc.	540,301
2,864	Life Storage, Inc.	275,746
5,818	National Storage Affiliates Trust	173,318
4,432	Public Storage	1,054,284
17,852	QTS Realty Trust, Inc. - Class A	824,227
		11,834,043
	TOTAL COMMON STOCKS (Cost $101,300,770)	111,855,535

SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
167,024	First American Treasury Obligations Fund - Class X, 2.297% (a)	167,024
	TOTAL SHORT-TERM INVESTMENTS (Cost $167,024)	167,024
	TOTAL INVESTMENTS - 100.1% (Cost $101,467,794)	112,022,559
	Liabilities in Excess of Other Assets - (0.1)%	(60,339)
	NET ASSETS - 100.0%	$111,962,220

	Percentages are stated as a percent of net assets.
	(a) Annualized seven-day yield as of May 31, 2019.
	REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 111,855,535	$ -	$ -	$ 111,855,535
Short-Term Investments	167,024	-	-	$ 167,024
Total Investments in Securities	$ 112,022,559	$ -	$ -	$ 112,022,559

^See Schedule of Investments for sector breakouts.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 34.3%
	Communication Services - 3.0%
$ 1,550,000	AT&T, Inc.
	08/15/2058, 5.300%	$1,634,979
300,000	CommScope, Inc. (a)
	03/01/2027, 8.250%	298,125
2,655,000	DISH DBS Corporation
	11/15/2024, 5.8	2,396,934
155,000	Gray Television, Inc. (a)
	07/15/2026, 5.875%	159,410
1,900,000	Liberty Interactive LLC
	02/01/2030, 8.250%	1,919,000
650,000	Meredith Corporation
	02/01/2026, 6.875%	672,685
275,000	Nexstar Broadcasting, Inc. (a)
	08/01/2024, 5.625%	277,750
1,425,000	Qwest Corporation
	09/15/2033, 6.875%	1,426,301
275,000	Sinclair Television Group, Inc. (a)
	08/01/2024, 5.625%	278,438
1,495,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,594,602
800,000	United States Cellular Corporation
	12/15/2033, 6.700%	844,000
1,450,000	VeriSign, Inc.
	07/15/2027, 4.750%	1,481,103
1,230,000	Viacom, Inc.
	04/30/2036, 6.875%	1,485,405
300,000	Zayo Group LLC / Zayo Capital, Inc. (a)
	01/15/2027, 5.750%	309,000
		14,777,732
	Consumer Discretionary - 5.5%
2,300,000	Adient Global Holdings Ltd. (a)
	08/15/2026, 4.875%	1,719,250
595,000	AutoZone, Inc.
	06/01/2027, 3.750%	611,808
1,900,000	Bed Bath & Beyond, Inc.
	08/01/2044, 5.165%	1,362,082
1,305,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,338,192
1,435,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,443,093
1,395,000	Dollar General Corporation
	04/15/2027, 3.875%	1,429,285
1,490,000	Dollar Tree, Inc.
	05/15/2028, 4.200%	1,507,208
1,300,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,525,739
2,300,000	L Brands, Inc.
	07/01/2036, 6.750%	1,966,500
1,470,000	Lear Corporation
	09/15/2027, 3.800%	1,413,030
1,475,000	Macy's Retail Holdings, Inc.
	06/01/2024, 3.625%	1,449,502
2,125,000	MDC Holdings, Inc.
	01/15/2043, 6.000%	1,875,313
1,650,000	Nordstrom, Inc.
	01/15/2044, 5.000%	1,492,813
600,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	594,000
260,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	259,893
300,000	Station Casinos LLC (a)
	10/01/2025, 5.000%	289,500
715,000	Suburban Propane Partners LP / Suburban Energy Finance Corporation
	06/01/2024, 5.500%	704,275
1,595,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,581,605
500,000	Tempur Sealy International, Inc.
	06/15/2026, 5.500%	503,125
540,000	The Goodyear Tire & Rubber Company
	05/31/2026, 5.000%	496,800

1,430,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,409,209
1,575,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,481,208
		26,453,430
	Consumer Staples - 2.4%
1,250,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,273,439
945,000	Avon International Operations, Inc. (a)
	08/15/2022, 7.875%	988,706
1,550,000	Bunge Ltd Finance Corporation
	08/15/2026, 3.250%	1,463,140
1,450,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,526,644
1,460,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,435,444
155,000	Nielsen Finance LLC / Nielsen Finance Company (a)
	04/15/2022, 5.000%	154,086
290,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	288,188
1,460,000	The JM Smucker Company
	12/15/2027, 3.375%	1,459,277
1,245,000	The Kroger Company
	01/15/2049, 5.400%	1,328,346
1,435,000	Tyson Foods, Inc.
	06/02/2027, 3.550%	1,453,443
		11,370,713
	Energy - 8.9%
1,275,000	Apache Corporation
	01/15/2037, 6.000%	1,439,860
700,000	Callon Petroleum Company
	10/01/2024, 6.125%	696,360
800,000	Carrizo Oil & Gas, Inc.
	04/15/2023, 6.250%	744,000
1,325,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,353,218
1,400,000	CNX Resources Corporation (a)
	03/14/2027, 7.250%	1,259,678
1,390,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,410,228
1,390,000	Continental Resources, Inc.
	01/15/2028, 4.375%	1,431,056
1,157,000	Devon Financing Company LLC
	09/30/2031, 7.875%	1,578,793
1,430,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	1,407,699
1,275,000	Genesis Energy LP / Genesis Energy Finance Corporation
	10/01/2025, 6.500%	1,216,031
2,040,000	Gulfport Energy Corporation
	10/15/2024, 6.000%	1,693,199
1,325,000	Hess Corporation
	01/15/2040, 6.000%	1,410,213
1,440,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,553,655
1,380,000	Marathon Oil Corporation
	07/15/2027, 4.400%	1,432,607
1,415,000	Montage Resources Corporation
	07/15/2023, 8.875%	1,252,275
1,395,000	MPLX LP
	03/01/2027, 4.125%	1,414,106
1,430,000	Murphy Oil Corporation
	08/15/2024, 6.875%	1,482,371
1,600,000	National Oilwell Varco, Inc.
	12/01/2042, 3.950%	1,359,894
400,000	ONEOK Partners LP
	10/01/2036, 6.650%	483,551
1,655,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	1,609,173
1,600,000	PBF Holding Company LLC / PBF Finance Corporation
	06/15/2025, 7.250%	1,630,000
1,155,000	Peabody Energy Corporation (a)
	03/31/2025, 6.375%	1,123,238
1,250,000	Plains All American Pipeline LP / PAA Finance Corporation
	01/15/2037, 6.650%	1,426,950
500,000	QEP Resources, Inc.
	03/01/2026, 5.625%	453,750
1,535,000	SM Energy Company
	01/15/2027, 6.625%	1,358,475

1,460,000	Southwestern Energy Company
	01/23/2025, 6.200%	1,364,647
1,200,000	SRC Energy, Inc.
	12/01/2025, 6.250%	1,125,000
2,000,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corporation (a)
	06/15/2025, 7.500%	1,977,500
250,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corporation (a)
	01/15/2028, 5.500%	250,000
1,560,000	The Williams Companies, Inc.
	03/04/2044, 5.400%	1,664,632
1,365,000	Valero Energy Partners LP
	12/15/2026, 4.375%	1,442,957
1,660,000	W&T Offshore, Inc. (a)
	11/01/2023, 9.750%	1,641,325
1,350,000	Western Gas Partners LP
	04/01/2044, 5.450%	1,273,226
500,000	Whiting Petroleum Corporation
	01/15/2026, 6.625%	460,000
		43,419,667
	Financials - 3.8%
1,475,000	AXA Equitable Holdings, Inc.
	04/20/2048, 5.000%	1,488,282
1,730,000	Brighthouse Financial, Inc.
	06/22/2027, 3.700%	1,613,270
1,425,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	1,483,366
1,395,000	Capital One Financial Corporation
	10/29/2025, 4.200%	1,444,743
200,000	ESH Hospitality, Inc. (a)
	05/01/2025, 5.250%	201,000
1,175,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,686,951
1,350,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,472,513
1,450,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,549,555
1,475,000	Markel Corporation
	04/05/2046, 5.000%	1,547,238
1,395,000	Nasdaq, Inc.
	06/30/2026, 3.850%	1,438,951
1,400,000	Old Republic International Corporation
	08/26/2026, 3.875%	1,408,457
1,500,000	Synchrony Financial
	08/04/2026, 3.700%	1,445,008
1,350,000	Unum Group
	08/15/2042, 5.750%	1,538,739
		18,318,073
	Health Care - 0.8%
650,000	Allergan Funding SCS
	06/15/2044, 4.850%	637,105
1,650,000	AmerisourceBergen Corporation
	12/15/2027, 3.450%	1,628,170
1,800,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,611,586
		3,876,861
	Industrials - 4.0%
80,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	75,816
515,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	514,483
1,410,000	Huntington Ingalls Industries, Inc.
	12/01/2027, 3.483%	1,398,861
1,550,000	Jabil, Inc.
	01/12/2028, 3.950%	1,478,545
1,585,000	Kirby Corporation
	03/01/2028, 4.200%	1,618,055
1,800,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,638,157
1,360,000	Masco Corporation
	04/01/2026, 4.375%	1,405,982
1,800,000	Owens Corning
	07/15/2047, 4.300%	1,519,173
1,425,000	Packaging Corporation of America
	12/15/2027, 3.400%	1,428,009
1,610,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	1,665,325

1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	1,444,861
2,000,000	Tutor Perini Corporation (a)
	05/01/2025, 6.875%	1,925,700
1,750,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,657,611
1,475,000	Wabtec Corporation
	09/15/2028, 4.700%	1,542,031
		19,312,609
	Information Technology - 2.4%
200,000	Amkor Technology, Inc. (a)
	09/15/2027, 6.625%	192,000
1,525,000	Broadcom Corporation / Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	1,451,531
1,425,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	1,435,825
500,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a)
	03/01/2025, 5.750%	484,375
1,400,000	Hewlett Packard Enterprise Company
	10/15/2045, 6.350%	1,502,586
1,500,000	HP, Inc.
	09/15/2041, 6.000%	1,623,226
1,575,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,593,341
450,000	Nuance Communications, Inc.
	12/15/2026, 5.625%	460,692
1,480,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,414,664
1,550,000	Western Digital Corporation
	02/15/2026, 4.750%	1,473,694
		11,631,934
	Materials - 1.8%
490,000	Allegheny Technologies, Inc.
	08/15/2023, 7.875%	516,195
800,000	CF Industries, Inc.
	03/15/2044, 5.375%	715,000
305,000	Cleveland-Cliffs, Inc.
	03/01/2025, 5.750%	298,138
1,100,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	984,500
1,200,000	International Paper Company
	11/15/2039, 7.300%	1,535,834
450,000	Olin Corporation
	02/01/2030, 5.000%	434,813
1,550,000	Rayonier AM Products, Inc. (a)
	06/01/2024, 5.500%	1,258,616
300,000	The Chemours Company
	05/15/2027, 5.375%	273,000
950,000	The Dow Chemical Company
	05/15/2039, 9.400%	1,484,179
1,250,000	The Mosaic Company
	11/15/2043, 5.625%	1,307,329
		8,807,604
	Real Estate - 0.9%
1,400,000	MPT Operating Partnership LP / MPT Finance Corporation
	10/15/2027, 5.000%	1,386,000
1,500,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,523,841
1,850,000	Washington Prime Group LP
	08/15/2024, 5.950%	1,699,688
		4,609,529
	Utilities - 0.8%
890,000	Calpine Corporation
	01/15/2025, 5.750%	863,496
100,000	Clearway Energy, Inc.
	08/15/2024, 5.375%	100,000
1,580,000	Edison International
	03/15/2028, 4.125%	1,505,241
1,280,000	Exelon Generation Company LLC
	10/01/2039, 6.250%	1,494,301
		3,963,038
	TOTAL CORPORATE BONDS (Cost $162,562,427)	166,541,190

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.6%
	Federal Home Loan Banks
525,000	06/12/2020, 1.750%	522,560
525,000	06/12/2020, 3.375%	531,076

450,000	09/11/2020, 1.625%	447,422
475,000	09/11/2020, 2.875%	479,783
440,000	10/01/2020, 2.625%	443,255
305,000	02/18/2021, 1.375%	301,667
220,000	07/15/2036, 5.500%	303,876
		3,029,639
	Federal Home Loan Mortgage Corporation
440,000	11/17/2020, 1.875%	439,019
205,000	02/16/2021, 2.375%	206,212
150,000	09/15/2029, 6.750%	209,080
200,000	03/15/2031, 6.750%	288,118
100,000	07/15/2032, 6.250%	142,030
		1,284,459
	Federal National Mortgage Association
500,000	06/22/2020, 1.500%	496,076
475,000	07/30/2020, 1.500%	471,418
455,000	11/30/2020, 1.500%	451,281
305,000	12/28/2020, 1.875%	304,356
235,000	02/26/2021, 1.375%	232,472
200,000	04/13/2021, 2.500%	201,800
75,000	05/06/2021, 1.250%	73,991
60,000	06/22/2021, 2.750%	60,899
150,000	05/15/2029, 6.250%	201,272
340,000	01/15/2030, 7.125%	489,221
220,000	05/15/2030, 7.250%	321,578
230,000	11/15/2030, 6.625%	326,006
325,000	07/15/2037, 5.625%	455,936
12,000,000	06/15/2040, 4.000% (b)	12,385,312
4,225,000	06/15/2041, 3.500% (b)	4,309,005
9,820,000	06/15/2041, 4.500% (b)	10,260,366
8,000,000	06/15/2041, 5.000% (b)	8,446,250
2,095,000	06/15/2042, 3.000% (b)	2,103,662
		41,590,901
	Government National Mortgage Association
1,000,000	06/15/2041, 4.000% (b)	1,037,461
1,550,000	06/15/2041, 4.500% (b)	1,623,867
2,450,000	06/15/2041, 4.500% (b)	2,548,287
1,000,000	06/15/2042, 3.500% (b)	1,028,555
1,000,000	06/15/2042, 4.000% (b)	1,034,375
1,250,000	06/15/2043, 3.000% (b)	1,269,336
1,200,000	06/15/2045, 3.000% (b)	1,217,438
910,000	06/15/2045, 3.500% (b)	935,416
		10,694,735
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $56,189,791)	56,599,734

U.S. GOVERNMENT AGENCY ISSUE - 1.3%
	Utilities - 1.3%
	Tennessee Valley Authority
460,000	02/15/2021, 3.875%	474,099
195,000	08/15/2022, 1.875%	194,125
300,000	11/01/2025, 6.750%	380,691
430,000	02/01/2027, 2.875%	445,978
550,000	05/01/2030, 7.125%	788,002
1,005,000	04/01/2036, 5.880%	1,382,592
720,000	01/15/2038, 6.150%	1,033,112
740,000	09/15/2039, 5.250%	983,198
475,000	12/15/2042, 3.500%	508,200
		6,189,997
	TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $5,935,095)	6,189,997

U.S. GOVERNMENT NOTES/BONDS - 52.0%
	U.S. Treasury Bonds - 26.4%
	United States Treasury Bonds
2,090,000	02/15/2026, 6.000%	2,607,642
2,305,000	11/15/2026, 6.500%	3,009,736
2,775,000	11/15/2027, 6.125%	3,634,220
3,770,000	02/15/2041, 4.750%	5,220,787
4,125,000	05/15/2041, 4.375%	5,452,493
4,255,000	08/15/2041, 3.750%	5,169,077
3,935,000	08/15/2042, 2.750%	4,085,329
4,395,000	02/15/2043, 3.125%	4,851,325
4,315,000	05/15/2043, 2.875%	4,567,579
4,490,000	08/15/2043, 3.625%	5,365,550
4,700,000	11/15/2043, 3.750%	5,728,492
4,460,000	02/15/2044, 3.625%	5,335,798
		55,028,028

	United States Treasury Inflation Indexed Bonds
3,823,145	01/15/2021, 1.125%	3,855,194
5,807,858	04/15/2021, 0.125%	5,751,867
112,786	07/15/2021, 0.625%	113,463
3,622,062	01/15/2022, 0.125%	3,597,738
4,536,428	04/15/2022, 0.125%	4,497,360
674,294	07/15/2022, 0.125%	671,790
3,100,131	01/15/2023, 0.125%	3,075,906
3,320,901	04/15/2023, 0.625%	3,353,332
655,392	07/15/2023, 0.375%	659,253
2,358,659	01/15/2024, 0.625%	2,391,619
636,989	07/15/2024, 0.125%	632,994
2,538,213	01/15/2025, 0.250%	2,526,690
2,589,254	01/15/2025, 2.375%	2,882,510
1,307,755	07/15/2025, 0.375%	1,314,569
2,701,295	01/15/2026, 0.625%	2,750,435
2,625,558	01/15/2026, 2.000%	2,910,529
1,405,149	07/15/2026, 0.125%	1,386,900
2,415,120	01/15/2027, 0.375%	2,417,375
2,571,461	01/15/2027, 2.375%	2,958,469
1,506,811	07/15/2027, 0.375%	1,511,387
2,179,613	01/15/2028, 0.500%	2,201,338
2,469,269	01/15/2028, 1.750%	2,753,630
2,758,281	04/15/2028, 3.625%	3,528,188
1,357,005	07/15/2028, 0.750%	1,404,936
2,243,661	01/15/2029, 2.500%	2,685,592
2,481,812	04/15/2029, 3.875%	3,307,825
1,546,690	04/15/2032, 3.375%	2,107,684
1,858,238	02/15/2040, 2.125%	2,382,075
1,683,146	02/15/2041, 2.125%	2,175,012
314,994	02/15/2042, 0.750%	317,452
154,791	02/15/2043, 0.625%	150,849
763,504	02/15/2044, 1.375%	872,171
		73,146,132
	U.S. Treasury Notes - 25.6%
	United States Treasury Notes
11,000,000	05/31/2020, 1.375%	10,907,402
11,620,000	05/31/2020, 1.500%	11,537,388
10,900,000	05/31/2020, 2.500%	10,927,463
10,065,000	06/15/2020, 1.500%	9,991,282
9,495,000	06/30/2020, 1.875%	9,461,805
9,475,000	07/31/2020, 1.625%	9,415,041
8,625,000	07/31/2020, 2.000%	8,606,470
9,155,000	07/31/2020, 2.625%	9,201,133
8,745,000	08/15/2020, 2.625%	8,795,899
11,375,000	08/15/2020, 8.750%	12,259,672
8,590,000	08/31/2020, 1.375%	8,511,314
265,000	08/31/2025, 2.750%	276,526
340,000	11/15/2025, 2.250%	344,755
255,000	05/15/2026, 1.625%	248,311
1,510,000	11/15/2026, 2.000%	1,504,780
660,000	02/15/2027, 2.250%	668,817
2,675,000	08/15/2028, 5.500%	3,424,993
2,625,000	11/15/2028, 5.250%	3,321,292
3,875,000	11/15/2040, 4.250%	5,032,429
		124,436,772
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $247,457,090)	252,610,932

SHORT-TERM INVESTMENTS - 9.8%
	Money Market Funds - 9.8%
47,846,175	First American Government Obligations Fund - Class Z, 2.305% (c) (d)	47,846,175
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,846,175)	47,846,175
	TOTAL INVESTMENTS - 109.0% (Cost $519,990,578)	529,788,028
	Liabilities in Excess of Other Assets - (9.0)%	(43,662,188)
	NET ASSETS - 100.0%	$486,125,840

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At May 31, 2019, the value of these securities amounted to $15,411,594 or 3.2% of net assets.

(b)	Security purchased on a forward-commitment basis ("TBA commitments"). On May 31, 2019, the total value of TBA commitments was $48,199,330 or 9.9% of net assets.
(c)	Annualized seven-day yield as of May 31, 2019.
(d)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At May 31, 2019, the value of securities pledged amounted to $47,846,175. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 166,541,190	$ -	$ 166,541,190
Mortgage Backed Securities	-	56,599,734	-	$ 56,599,734
U.S. Government Agency Issues	-	6,189,997	-	$ 6,189,997
U.S. Government Notes/Bonds	-	252,610,932	-	$ 252,610,932
Short-Term Investments	47,846,175	-	-	$ 47,846,175
Total Investments in Securities	$ 47,846,175	$ 481,941,853	$ -	$ 529,788,028

^See Schedule of Investments for sector breakouts.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

The Fund may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Fund as of May 31, 2019 is as follows:

Statement of Assets and Liabilities - Values of TBA Commitments as of May 31, 2019

	Assets		Liabilities
	Location	Value	Location	Value
TBA Commitments - Credit/interest rate risk	Receivable for Investment Securities Sold	$200,642	Payable for Investment Securities Purchased	$48,231,628

The average monthly value of TBA Commitments during the period ended May 31, 2019 was $71,796,956.

Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
	Communication Services - 8.8%
46,557	Altice USA, Inc. - Class A	$1,093,624
79,390	AT&T, Inc.	2,427,746
162,378	CenturyLink, Inc.	1,696,850
8,352	Charter Communications, Inc. - Class A (a)	3,147,034
60,959	Cinemark Holdings, Inc.	2,315,832
68,028	Comcast Corporation - Class A	2,789,148
147,867	Gray Television, Inc. - Class A (a)	2,547,748
191,809	News Corporation - Class A	2,184,705
29,106	Nexstar Media Group, Inc.	2,914,966
31,860	Omnicom Group, Inc.	2,464,690
78,443	Sinclair Broadcast Group, Inc. - Class A	4,210,820
204,599	TEGNA, Inc.	3,097,629
66,689	Telephone & Data Systems, Inc.	1,921,310
108,613	The Interpublic Group of Companies, Inc.	2,304,768
35,546	T-Mobile US, Inc. (a)	2,610,498
25,227	United States Cellular Corporation (a)	1,098,636
43,158	Verizon Communications, Inc.	2,345,637
		41,171,641
	Consumer Discretionary - 11.7%
48,712	Aaron’s, Inc.	2,594,401
113,991	Abercrombie & Fitch Company (b)	1,972,044
115,097	American Eagle Outfitters, Inc.	2,002,688
56,236	Caleres, Inc. (b)	1,060,611
43,845	Carnival Corporation	2,244,425
71,440	Cooper Tire & Rubber Company	1,970,315
19,417	Deckers Outdoor Corporation (a)	2,953,326
90,893	Designer Brands, Inc. - Class A	1,644,254
21,310	Dollar General Corporation	2,712,337
25,113	Dollar Tree, Inc. (a)	2,551,230
42,891	Foot Locker, Inc.	1,687,761
153,089	GameStop Corporation - Class A (b)	1,160,415
106,805	Gentex Corporation	2,281,355
3,664	Graham Holdings Company - Class A	2,493,498
24,615	Group 1 Automotive, Inc.	1,776,957
93,922	H&R Block, Inc.	2,465,452
34,430	Kohl’s Corporation	1,698,087
60,791	La-Z-Boy, Inc.	1,956,862
15,319	Lear Corporation	1,823,420
29,391	Murphy USA, Inc. (a)	2,358,922
735,035	Office Depot, Inc.	1,440,669
90,283	PulteGroup, Inc.	2,798,773
34,446	Target Corporation	2,771,181
94,753	The Gap, Inc.	1,769,986
118,561	The Goodyear Tire & Rubber Company	1,589,903
5,726	Thor Industries, Inc.	295,691
69,579	Toll Brothers, Inc.	2,419,262
		54,493,825
	Consumer Staples - 7.1%
18,211	Casey’s General Stores, Inc.	2,350,676
115,907	Darling Ingredients, Inc. (a)	2,190,642
26,600	Fresh Del Monte Produce, Inc.	665,532
25,014	Ingredion, Inc. (b)	1,905,066
37,794	Molson Coors Brewing Company - Class B	2,077,914
128,688	Pilgrim’s Pride Corporation (a)	3,290,552
20,626	Sanderson Farms, Inc.	2,819,781
100,565	Sprouts Farmers Market, Inc. (a)	2,016,328
24,689	The J.M. Smucker Company	3,001,195
86,550	The Kroger Company	1,974,206
42,792	TreeHouse Foods, Inc. (a)	2,230,747
40,087	Tyson Foods, Inc. - Class A	3,042,202
34,247	Universal Corporation	1,935,641
16,772	USANA Health Sciences, Inc. (a)	1,187,122
25,109	Walmart, Inc.	2,547,057
		33,234,661
	Energy - 5.4%
28,019	Arch Coal, Inc. - Class A	2,469,875
135,416	C&J Energy Services, Inc. (a)	1,603,325
21,499	Chevron Corporation	2,447,661
36,337	ConocoPhillips	2,142,430
33,939	Exxon Mobil Corporation	2,401,863
44,205	HollyFrontier Corporation	1,678,906
48,140	Mammoth Energy Services, Inc.	505,470
86,457	Marathon Oil Corporation	1,136,910
88,637	Murphy Oil Corporation	2,202,630

69,463	PBF Energy, Inc. - Class A	1,833,823
62,468	Peabody Energy Corporation	1,469,247
147,296	ProPetro Holding Corporation (a)	2,860,488
519,153	Southwestern Energy Company (a) (b)	1,863,759
58,703	Unit Corporation (a)	564,723
		25,181,110
	Financials - 18.0%
51,173	Aflac, Inc.	2,625,175
24,152	American Express Company	2,770,476
25,374	American Financial Group, Inc. (b)	2,491,727
24,959	Assurant, Inc.	2,494,902
12,005	Berkshire Hathaway, Inc. - Class A (a)	2,370,027
30,674	Cincinnati Financial Corporation	3,013,414
95,521	Federated Investors, Inc. - Class B	2,916,256
49,694	First American Financial Corporation	2,566,695
77,054	Franklin Resources, Inc.	2,451,858
32,795	Kemper Corporation	2,721,657
83,299	Legg Mason, Inc.	2,967,110
50,925	Loews Corporation	2,615,508
47,341	Mercury General Corporation	2,729,209
53,534	MetLife, Inc.	2,473,806
121,457	Old Republic International Corporation	2,678,127
11,979	Piper Jaffray Companies	848,353
26,198	Prudential Financial, Inc.	2,420,171
132,073	Radian Group, Inc.	2,965,039
16,399	Reinsurance Group of America, Inc.	2,428,036
126,576	Santander Consumer USA Holdings, Inc.	2,834,037
81,707	Synchrony Financial	2,747,806
116,586	TCF Financial Corporation	2,222,129
27,775	The Allstate Corporation	2,652,790
45,583	The Bank of New York Mellon Corporation	1,945,938
21,780	The Hanover Insurance Group, Inc.	2,660,645
52,048	The Hartford Financial Services Group, Inc.	2,740,848
37,277	The Progressive Corporation	2,955,321
19,476	The Travelers Companies, Inc.	2,835,121
29,811	Torchmark Corporation	2,549,139
70,815	Unum Group	2,229,964
94,121	Virtu Financial, Inc. - Class A	2,166,665
53,632	Voya Financial, Inc.	2,731,478
142,877	Waddell & Reed Financial, Inc. - Class A	2,307,463
		84,126,890
	Health Care - 11.3%
18,868	Amedisys, Inc. (a)	2,119,065
12,245	Amgen, Inc.	2,041,242
38,050	AMN Healthcare Services, Inc. (a)	1,843,142
8,927	Anthem, Inc.	2,481,528
49,322	Cardinal Health, Inc.	2,074,977
37,739	Centene Corporation (a)	2,179,427
44,332	Cerner Corporation (a)	3,101,910
12,517	Cigna Corporation	1,852,766
37,190	CVS Health Corporation	1,947,640
36,042	DaVita, Inc. (a)	1,564,944
40,589	Emergent BioSolutions, Inc. (a)	1,620,313
36,482	Encompass Health Corporation	2,149,519
18,316	HCA Healthcare, Inc.	2,215,503
29,085	Magellan Health, Inc. (a)	1,920,483
19,158	McKesson Corporation	2,339,958
1,593	MEDNAX, Inc. (a)	39,283
33,364	Merck & Company, Inc.	2,642,762
17,986	Molina Healthcare, Inc. (a)	2,558,688
55,415	Nektar Therapeutics (a)	1,735,598
109,299	Patterson Companies, Inc.	2,297,465
59,895	Pfizer, Inc.	2,486,840
60,746	Premier, Inc. - Class A (a)	2,232,416
26,712	Quest Diagnostics, Inc.	2,561,948
9,081	UnitedHealth Group, Inc.	2,195,786
22,662	Zimmer Holdings, Inc.	2,581,882
		52,785,085
	Industrials - 11.2%
71,633	ABM Industries, Inc.	2,596,696
71,859	AECOM (a)	2,292,302
38,557	AGCO Corporation	2,566,354
38,344	Alaska Air Group, Inc. (b)	2,231,621
50,273	Allison Transmission Holdings, Inc.	2,080,800
1,497	Apogee Enterprises, Inc.	54,266
48,142	ArcBest Corporation	1,206,920
24,649	ARCOSA, Inc.	835,355
13,528	Comfort Systems USA, Inc.	638,251
16,576	Cummins, Inc.	2,498,998
51,038	Delta Air Lines, Inc.	2,628,457
36,495	FTI Consulting, Inc. (a)	3,062,660

44,794	Hawaiian Holdings, Inc.	1,118,954
56,230	Herman Miller, Inc.	1,995,603
149,827	Hertz Global Holdings, Inc. (a)	2,108,066
137,439	JetBlue Airways Corporation (a)	2,368,074
25,357	Matson, Inc.	867,717
59,281	Navigant Consulting, Inc.	1,304,182
34,676	Oshkosh Corporation	2,468,584
33,944	PACCAR, Inc.	2,234,194
70,044	Quanta Services, Inc.	2,434,729
32,838	Regal Beloit Corporation	2,387,323
40,904	Schneider National, Inc. - Class A	687,187
30,293	SkyWest, Inc.	1,778,805
44,272	Southwest Airlines Company	2,107,347
96,500	Steelcase, Inc. - Class A	1,547,860
28,929	United Continental Holdings, Inc. (a)	2,246,337
76,307	Werner Enterprises, Inc.	2,127,439
		52,475,081
	Information Technology - 16.4%
36,875	Amdocs Ltd.	2,191,113
127,467	Amkor Technology, Inc. (a)	825,986
53,424	Applied Materials, Inc.	2,066,975
59,310	Avnet, Inc.	2,422,220
52,799	Benchmark Electronics, Inc.	1,166,330
15,554	CACI International, Inc. (a)	3,165,550
51,897	Cardtronics PLC - Class A (a)	1,567,289
65,258	Cirrus Logic, Inc. (a)	2,438,691
52,768	Cisco Systems, Inc.	2,745,519
147,823	Conduent, Inc. (a)	1,315,625
21,824	CSG Systems International, Inc.	978,806
44,970	Diodes, Inc. (a)	1,390,922
38,424	DXC Technology Company	1,826,677
46,824	EchoStar Corporation - Class A (a)	2,003,131
15,539	F5 Networks, Inc. (a) (b)	2,052,391
48,815	First Solar, Inc. (a)	2,833,223
158,572	Hewlett Packard Enterprise Company	2,175,608
110,141	HP, Inc.	2,057,434
25,968	Insight Enterprises, Inc. (a)	1,336,833
34,159	InterDigital, Inc.	2,169,780
96,591	Jabil, Inc.	2,375,173
85,766	Juniper Networks, Inc.	2,110,701
88,993	KEMET Corporation	1,414,989
165,465	Knowles Corporation (a)	2,602,764
47,742	Lumentum Holdings, Inc. (a) (b)	1,932,119
16,905	ManTech International Corporation - Class A	1,037,460
35,232	MAXIMUS, Inc.	2,510,280
38,742	Methode Electronics, Inc.	954,215
30,436	MKS Instruments, Inc.	2,174,957
62,262	NETGEAR, Inc. (a)	1,569,002
89,695	NetScout Systems, Inc. (a)	2,198,424
105,196	ON Semiconductor Corporation (a) (b)	1,868,281
14,458	OSI Systems, Inc. (a)	1,497,704
24,180	Plexus Corporation (a)	1,197,635
31,836	Qorvo, Inc. (a)	1,947,726
58,606	Sanmina Corporation (a)	1,558,334
65,390	Stratasys Ltd. (a)	1,432,695
21,282	Sykes Enterprises, Inc. (a)	526,942
25,472	Tech Data Corporation (a)	2,309,037
119,725	TTM Technologies, Inc. (a)	1,021,254
99,494	Vishay Intertechnology, Inc.	1,516,289
56,397	Western Digital Corporation	2,099,096
		76,585,180
	Materials - 3.2%
53,687	Domtar Corporation	2,257,538
2,479	Kaiser Aluminum Corporation	220,928
104,869	Louisiana-Pacific Corporation	2,393,110
41,893	Nucor Corporation	2,010,864
29,866	Reliance Steel & Aluminum Company	2,486,942
56,799	Steel Dynamics, Inc.	1,428,495
6,997	The Mosaic Company	150,226
33,664	Trinseo SA	1,240,182
75,829	United States Steel Corporation	896,299
57,551	WestRock Company	1,876,163
		14,960,747
	Real Estate - 2.7%
103,134	CoreCivic, Inc.	2,258,634
15,986	Jones Lang LaSalle, Inc.	1,989,458
263,422	Lexington Realty Trust	2,415,580
138,767	Medical Properties Trust, Inc.	2,467,277
142,631	Realogy Holdings Corporation (b)	1,011,254
1,760	Spirit Realty Capital, Inc.	75,082
139,258	Washington Prime Group, Inc. (b)	570,958

90,360	Xenia Hotels & Resorts, Inc.	1,889,427
		12,677,670
	Utilities - 3.9%
35,827	Ameren Corporation	2,627,552
81,706	CenterPoint Energy, Inc.	2,323,719
27,942	Entergy Corporation	2,712,330
59,466	NRG Energy, Inc.	2,024,223
60,382	OGE Energy Corporation	2,509,476
11,186	Pinnacle West Capital Corporation	1,050,477
50,833	Portland General Electric Company	2,687,032
153,229	The AES Corporation	2,421,018
		18,355,827
	TOTAL COMMON STOCKS (Cost $481,698,968)	466,047,717

SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
566,596	First American Government Obligations Fund - Class Z, 2.305% (c)	566,596
	TOTAL SHORT-TERM INVESTMENTS (Cost $566,596)	566,596
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%
	Money Market Funds - 0.8%
3,588,730	First American Government Obligations Fund - Class Z, 2.260% (c)	3,588,730
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 3,588,730)	3,588,730
	TOTAL INVESTMENTS - 100.6% (Cost $485,854,294)	470,203,043
	Liabilities in Excess of Other Assets - (0.6)%	(2,662,948)
	NET ASSETS - 100.0%	$467,540,095

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $3,346,198 or 0.7% of net assets.
(c)	Annualized seven-day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 166,541,190	$ -	$ 166,541,190
Mortgage Backed Securities	-	56,599,734	-	$ 56,599,734
U.S. Government Agency Issues	-	6,189,997	-	$ 6,189,997
U.S. Government Notes/Bonds	-	252,610,932	-	$ 252,610,932
Short-Term Investments	47,846,175	-	-	$ 47,846,175
Total Investments in Securities	$ 47,846,175	$ 481,941,853	$ -	$ 529,788,028

^See Schedule of Investments for sector breakouts.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

The Fund may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Fund as of May 31, 2019 is as follows:

Statement of Assets and Liabilities - Values of TBA Commitments as of May 31, 2019

	Assets		Liabilities
	Location	Value	Location	Value
TBA Commitments - Credit/interest rate risk	Receivable for Investment Securities Sold	$200,642	Payable for Investment Securities Purchased	$48,231,628

The average monthly value of TBA Commitments during the period ended May 31, 2019 was $71,796,956.

Vident International Equity Fund
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.9%
	Australia - 4.7%
197,173	AGL Energy Ltd.	$2,807,370
90,931	Coles Group Ltd. (a)	784,371
375,893	Downer EDI Ltd.	1,856,924
486,511	Fortescue Metals Group Ltd. (b)	2,713,494
674,974	Harvey Norman Holdings Ltd. (b)	1,945,453
273,714	Metcash Ltd.	559,448
166,095	Mineral Resources Ltd.	1,728,490
275,733	OZ Minerals Ltd.	1,723,200
636,877	Qantas Airways Ltd.	2,449,001
1,259,139	South32 Ltd.	2,896,357
1,167,141	Telstra Corporation Ltd.	2,951,594
86,595	Wesfarmers Ltd.	2,222,908
824,397	Whitehaven Coal Ltd.	2,244,757
		26,883,367
	Belgium - 0.9%
96,497	Proximus SADP	2,790,454
34,003	UCB SA	2,594,804
		5,385,258
	Brazil - 2.2%
270,972	EDP - Energias do Brasil SA	1,374,797
328,765	Hypera SA	2,528,057
816,055	JBS SA	4,534,334
317,494	Qualicorp Consultoria e Corretora de Seguros SA	1,623,807
813,800	TIM Participacoes SA	2,270,257
		12,331,252
	Britain - 0.4%
178,302	Fiat Chrysler Automobiles NV	2,272,636
		2,272,636
	Canada - 4.1%
140,160	Air Canada (a)	4,136,685
129,835	Empire Company Ltd. - Class A	2,992,572
353,883	Hudbay Minerals, Inc.	1,738,134
67,950	iA Financial Corporation, Inc.	2,549,319
41,940	Loblaw Companies Ltd.	2,151,755
53,707	Magna International, Inc.	2,299,799
137,783	Power Corporation of Canada	2,903,645
131,472	Teck Resources Ltd. - Class A	2,671,452
51,494	West Fraser Timber Company Ltd.	2,006,967
		23,450,328
	Chile - 1.1%
38,644,881	Banco Santander Chile	2,730,735
102,319	Empresas COPEC SA	1,062,257
14,671,899	Enel Americas SA	2,344,931
		6,137,923
	China - 3.9%
3,426,000	China Communications Services Corporation Ltd.	2,564,950
4,574,000	China Oriental Group Company Ltd.	2,654,367
940,500	China Shenhua Energy Company Ltd.	1,931,249
5,572,000	China Telecom Corporation Ltd.	2,800,018
1,780,000	CNOOC Ltd.	2,901,378
6,396,000	Maanshan Iron & Steel Company Ltd. (b)	2,724,635
1,935,500	Sinotruk Hong Kong Ltd. (b)	3,668,305
2,984,000	Yangzijiang Shipbuilding Holdings Ltd.	2,970,233
		22,215,135
	France - 2.2%
242,206	Air France-KLM (a)	2,087,973
49,215	AXA SA	1,210,933
57,945	Casino Guichard Perrachon SA (b)	2,199,944
92,982	Criteo SA - ADR (a)	1,707,150
189,064	Engie SA (b)	2,623,021
121,332	Peugeot SA	2,700,083
		12,529,104
	Germany - 5.1%
14,129	Allianz SE	3,130,996
35,163	Covestro AG (c)	1,537,191
121,628	Deutsche Lufthansa AG	2,310,902
178,069	Deutsche Telekom AG	2,998,309
293,235	E.ON SE	3,054,953
21,067	Hannover Rueck SE	3,150,495
36,096	Hella KGaA Hueck & Company	1,666,873
1,336	HOCHTIEF AG	158,704
26,259	Leoni AG (a) (b)	409,958
29,412	Merck KGaA	2,833,762
11,465	METRO AG	180,270
13,667	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	3,291,180
134,961	RWE AG	3,362,821
56,735	Suedzucker AG	878,167
		28,964,581
	Hong Kong - 5.2%
286,000	China Mobile Ltd.	2,496,853
808,400	China Taiping Insurance Holdings Company Ltd.	2,077,566
2,660,000	China Unicom Hong Kong Ltd.	2,805,696
374,000	CK Asset Holdings Ltd.	2,704,632
250,000	CLP Holdings Ltd.	2,826,651
25,800	Hong Kong Exchanges and Clearing Ltd.	820,672
1,374,720	Hutchison Port Holdings Trust	309,312
453,500	Kerry Properties Ltd.	1,720,750
2,836,000	Kunlun Energy Company Ltd.	2,611,541
2,995,000	Nine Dragons Paper Holdings Ltd.	2,387,428
265,500	Swire Pacific Ltd. - Class A (b)	3,142,433

3,502,500	WH Group Ltd. (c)	3,153,816
2,504,000	Xinyi Glass Holdings Ltd. (b)	2,507,018
		29,564,368
	India - 0.0% (d)
16,732	Tata Motors Ltd. - ADR (a)	209,317
	Indonesia - 0.4%
16,981,900	Perusahaan Gas Negara Persero Tbk PT	2,451,057
	Ireland - 1.1%
21,545	ICON PLC (a)	3,049,910
33,776	Medtronic PLC	3,126,982
		6,176,892
	Israel - 1.3%
883,128	Israel Discount Bank Ltd.	3,393,089
85,077	Mizrahi Tefahot Bank Ltd.	1,873,091
125,229	Plus500 Ltd.	997,223
49,764	Tower Semiconductor Ltd. (a)	755,060
		7,018,463
	Italy - 1.8%
169,062	Assicurazioni Generali SpA (b)	2,960,629
500,228	Enel SpA	3,104,894
178,862	Eni SpA	2,706,709
508,513	UnipolSai Assicurazioni SpA (b)	1,236,461
		10,008,693
	Japan - 7.3%
104,400	Alfresa Holdings Corporation	2,629,832
192,100	Astellas Pharma, Inc.	2,587,578
75,300	Bridgestone Corporation	2,815,037
126,600	Dai Nippon Printing Company Ltd.	2,745,964
72,300	FUJIFILM Holdings Corporation	3,462,010
99,200	Honda Motor Company Ltd.	2,422,097
201,900	Isuzu Motors Ltd.	2,231,453
80,900	Japan Airlines Company Ltd.	2,543,050
63,600	Leopalace21 Corporation (a) (b)	186,861
136,200	Medipal Holdings Corporation	2,949,171
190,000	Nikon Corporation	2,600,414
57,200	Sankyo Company Ltd.	2,186,323
3,200	Sumitomo Dainippon Pharma Company Ltd.	65,695
87,200	Sumitomo Heavy Industries Ltd.	2,766,788
55,300	Suzuken Company Ltd.	3,407,386
60,300	Tokio Marine Holdings, Inc.	2,999,588
180,500	Toppan Printing Company Ltd.	2,636,638
		41,235,885
	Malaysia - 2.4%
4,037,200	AirAsia Bhd (a)	2,784,276
324,800	CIMB Group Holdings Bhd	408,470
1,805,500	Genting Bhd	2,753,167
1,269,700	Malayan Banking Bhd	2,733,014
494,300	MISC Bhd	819,803
1,305,500	Petronas Chemicals Group Bhd	2,591,996
3,250,200	Sime Darby Bhd	1,799,419
		13,890,145
	Mexico - 3.7%
2,365,789	Alfa SAB de CV - Class A	2,165,358
3,692,737	America Movil SAB de CV - Class L	2,607,878
518,173	Fibra Uno Administracion SA de CV (e)	662,397
327,547	Fomento Economico Mexicano SAB de CV	3,048,075
15,890	Gruma SAB de CV - Class B	151,482
503,427	Grupo Aeroportuario del Centro Norte SAB de CV - Class B	3,041,894
525,336	Grupo Financiero Banorte SAB de CV - Class O	2,860,867
1,278,524	Grupo Mexico SAB de CV - Class B	3,181,397
1,080,700	Wal-Mart de Mexico SAB de CV	3,039,064
		20,758,412
	Netherlands - 1.9%
444,786	Aegon NV	2,030,181
63,200	ASR Nederland NV	2,391,709
48,678	EXOR NV	3,049,630
115,304	Koninklijke Ahold Delhaize NV	2,587,138
21,594	Signify NV (b) (c)	576,559
		10,635,217
	Norway - 5.3%
91,519	Aker BP ASA	2,471,523
165,445	DNB ASA (b)	2,804,745
1,588,932	DNO ASA	2,758,112
132,729	Equinor ASA (b)	2,542,756
362,095	Leroy Seafood Group ASA (b)	2,481,874
132,451	Mowi ASA	3,071,547
641,691	Norsk Hydro ASA	2,244,590
356,484	Orkla ASA (b)	3,085,218
56,735	Salmar ASA	2,592,489
388,938	Storebrand ASA	2,815,149
150,245	Telenor ASA	3,089,430
		29,957,433
	Poland - 0.4%
76,957	Polski Koncern Naftowy ORLEN SA	1,938,774
346,302	Polskie Gornictwo Naftowe i Gazownictwo SA	504,820
		2,443,594
	Portugal - 0.3%
6,392,850	Banco Comercial Portugues SA (a)	1,795,224
	Republic of Korea - 7.2%
33,031	Daelim Industrial Company Ltd.	2,870,693
77,601	GS Engineering & Construction Corporation	2,616,240
33,510	GS Holdings Corporation	1,409,733
80,086	Hankook Tire Company Ltd.	2,353,691
155,733	Hanwha Chemical Corporation	2,700,383
55,502	Hyundai Engineering & Construction Company Ltd.	2,395,502
16,171	Hyundai Mobis Company Ltd.	2,946,601
92,733	Kia Motors Corporation	3,064,106
5,891	Korea Electric Power Corporation (a)	128,614

268	Korea Zinc Company Ltd.	98,342
174,125	LG Display Company Ltd. (a)	2,500,241
21,612	LG Electronics, Inc.	1,426,403
198,441	LG Uplus Corporation	2,324,504
78,864	Samsung Electronics Company Ltd.	2,814,443
11,790	Samsung Fire & Marine Insurance Company Ltd.	2,682,920
90,858	SFA Engineering Corporation	3,036,484
49,784	SK Hynix, Inc.	2,729,780
12,594	SK Telecom Company Ltd.	2,649,086
		40,747,766
	Russian Federation - 2.9%
620,719	Gazprom PJSC - ADR	4,078,124
37,703	Lukoil PJSC	3,037,354
71,427	Magnit PJSC - GDR (f)	998,907
320,781	Mobile TeleSystems PJSC - ADR	2,508,507
33,822	Novolipetsk Steel PJSC - GDR (f)	889,519
281,326	Rosneft Oil Company PJSC - GDR (f)	1,874,756
62,097	Severstal PJSC - GDR (f)	979,270
27,221	Tatneft PJSC - ADR	1,854,294
		16,220,731
	Singapore - 6.9%
318,800	BOC Aviation Ltd. (c)	2,657,158
1,222,700	CapitaLand Ltd.	2,860,532
1,761,400	CapitaLand Mall Trust (e)	3,084,226
1,825,800	ComfortDelGro Corporation Ltd.	3,263,318
3,668,300	Genting Singapore Ltd.	2,318,757
1,950,000	IGG, Inc.	2,310,489
111,200	Jardine Cycle & Carriage Ltd.	2,728,393
96,756	Kulicke and Soffa Industries, Inc.	1,876,099
347,600	Oversea-Chinese Banking Corporation Ltd.	2,669,475
315,000	Singapore Airlines Ltd.	2,084,971
795,500	Singapore Technologies Engineering Ltd.	2,259,894
1,323,500	Singapore Telecommunications Ltd.	3,077,124
153,619	United Overseas Bank Ltd.	2,622,913
265,600	Venture Corporation Ltd.	2,915,840
1,048,200	Wilmar International Ltd.	2,505,597
		39,234,786
	South Africa - 1.0%
65,797	Barloworld Ltd. (b)	597,111
278,382	Imperial Logistics Ltd.	1,150,818
643,536	Telkom SA SOC Ltd. (b)	4,054,619
		5,802,548
	Spain - 0.5%
174,320	Repsol SA	2,808,918
	Sweden - 1.7%
127,628	Electrolux AB - Class A	2,766,534
57,186	Getinge AB - Class A	773,620
83,130	ICA Gruppen AB (b)	3,304,342
61,902	Investor AB - Class A	2,668,683
		9,513,179
	Switzerland - 5.7%
6,651	Alcon, Inc. (a)	385,035
19,036	Baloise Holding AG	3,152,953
22,412	Chubb Ltd.	3,273,721
242,933	Ferrexpo PLC	705,161
44,687	Garmin Ltd.	3,417,662
23,917	Helvetia Holding AG	2,929,437
33,274	Novartis AG	2,848,229
11,416	Roche Holding AG	2,986,081
16,317	Sunrise Communications Group AG (b) (c)	1,128,247
7,069	Swiss Life Holding AG	3,202,608
30,810	Swiss Re AG	2,909,927
5,059	Swisscom AG	2,412,185
9,380	Zurich Insurance Group AG	3,028,905
		32,380,151
	Taiwan - 2.9%
7,386,000	AU Optronics Corporation	2,172,868
593,000	Innolux Corporation	140,500
2,096,000	Lite-On Technology Corporation	2,990,260
1,134,000	Radiant Opto-Electronics Corporation	3,587,189
4,316,000	Unimicron Technology Corporation	4,089,022
1,188,000	Zhen Ding Technology Holding Ltd.	3,479,915
		16,459,754
	Thailand - 4.1%
1,603,200	Bangchak Corporation PCL	1,494,412
449,300	Bangkok Bank PCL	2,789,713
3,077,600	Esso Thailand PCL	918,977
307,200	Kasikornbank PCL - NVDR	1,810,342
4,774,300	Krung Thai Bank PCL - NVDR	2,881,401
734,000	PTT Exploration & Production PCL - NVDR	2,910,720
1,303,500	PTT Global Chemical PCL - NVDR	2,502,176
1,890,170	PTT PCL - NVDR	2,762,315
736,800	Siam Commercial Bank PCL - NVDR (b)	3,014,949
1,270,800	Thai Oil PCL - NVDR	2,379,174
		23,464,179
	Turkey - 4.9%
2,375,306	Akbank T.A.S. (a) (b)	2,434,061
171,236	BIM Birlesik Magazalar AS	2,338,644
969,955	KOC Holding AS	2,697,621
2,139,437	Soda Sanayii AS	2,547,975
238,081	TAV Havalimanlari Holding AS	1,037,893
45,689	Tupras Turkiye Petrol Rafinerileri AS	1,025,637
1,090,266	Turk Hava Yollari AO (a)	2,333,489
1,081,593	Turkcell Iletisim Hizmetleri AS	2,157,385
1,733,213	Turkiye Garanti Bankasi AS (b)	2,355,244
1,962,913	Turkiye Halk Bankasi AS (b)	1,782,739
2,924,281	Turkiye Is Bankasi AS (a)	2,565,664
2,850,620	Turkiye Sise ve Cam Fabrikalari AS	2,540,115
3,423,365	Turkiye Vakiflar Bankasi TAO	2,164,663
		27,981,130

	United Kingdom - 3.7%
124,981	Anglo American PLC	2,985,115
436,560	Barratt Developments PLC	3,070,336
9,397	Berkeley Group Holdings PLC	414,065
108,451	Dialog Semiconductor PLC (a)	3,444,308
366,310	International Consolidated Airlines Group SA	2,082,713
707,295	J Sainsbury PLC	1,783,838
766,969	Kingfisher PLC (b)	2,067,742
228,458	Phoenix Group Holdings PLC	1,932,420
484,586	Royal Mail PLC	1,253,303
846,499	Wm Morrison Supermarkets PLC	2,100,244
		21,134,084
	United States - 0.7%
4,894	Adient PLC - ADR	84,470
18,631	Allergan PLC	2,271,305
147,105	Mallinckrodt PLC (a)	1,278,343
		3,634,118
	TOTAL COMMON STOCKS (Cost $576,034,335)	555,695,628

PREFERRED STOCKS - 1.2%
	Brazil - 0.5%
15,173	Petroleo Brasileiro SA	99,037
240,476	Telefonica Brasil SA	2,958,646
		3,057,683
	Germany - 0.7%
183,870	Schaeffler AG	1,347,809
18,027	Volkswagen AG	2,802,343
		4,150,152
	TOTAL PREFERRED STOCKS (Cost $10,095,524)	7,207,835

SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
1,429,628	First American Government Obligations Fund - Class Z, 2.305% (g)	1,429,628
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,628)	1,429,628

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
	Money Market Funds - 0.4%
1,070,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 2.290% (g)	1,070,000
1,130,000	GoldmanSachs Financial Square Government Fund - Institutional Class, 2.280% (g)	1,130,000
		2,200,000

Principal Amount	Repurchase Agreements - 4.8%
$ 6,849,242	Bank of America Securities, Inc. - 2.500%, dated 05/31/19, matures 06/03/19, repurchase price $ 6,849,711 (collateralized by various U.S. Government obligations: Total Value $6,986,227)	6,849,242
6,849,242	Citigroup Global Markets, Inc. - 2.500%, dated 05/31/19, matures 06/03/19, repurchase price $ 6,849,711 (collateralized by various U.S. Government obligations: Total Value $6,986,227)	6,849,242
6,677,715	Mizuho Securities USA, LLC - 2.490%, dated 05/31/19, matures 06/03/19, repurchase price $6,678,171 (collateralized by various U.S. Government obligations: Total Value $6,811,269)	6,677,715
6,849,242	RBC Dominion Securities, Inc. - 2.500%, dated 05/31/19, matures 06/03/19, repurchase price $ 6,849,711 (collateralized by various U.S. Government obligations: Total Value $6,986,227)	6,849,242
		27,225,441
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,425,441) (h)	29,425,441
	TOTAL INVESTMENTS - 104.6% (Cost $616,984,928)	593,758,532
	Liabilities in Excess of Other Assets - (4.6)%	(25,984,102)
	NET ASSETS - 100.0%	$567,774,430

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $32,012,517 or 5.6% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such Securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2019, the value of these securities amounted to $9,052,971 or 1.6% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2019, the value of these securities amounted to $4,742,452 or 0.8% of net assets.

(g)	Annualized seven-day yield as of May 31, 2019.
(h)
Investments purchased with cash proceeds from securities lending. As of May 31, 2019, total cash collateral has a value of $29,425,441. Additionally, total non-cash collateral has a value of $4,485,939.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may     include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest or instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 555,695,628	$ -	$ -	$ 555,695,628
Preferred Stocks	7,207,835	-	-	$ 7,207,835
Short-Term Investments	1,429,628	-	-	$ 1,429,628
Investments Purchased with Proceeds from Securities Lending	2,200,000	27,225,441	-	$ 29,425,441
Total Investments in Securities	$ 566,533,091	$ 27,225,441	$ -	$ 593,758,532

^See Schedule of Investments for country breakouts.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings (unaudited)

The Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Repurchase agreements collateralized by various U.S. government obligations	$ 27,225,441	$ -	$ -	$ -	$ 27,225,441
U.S. Treasury Bills, Notes, Bonds	$ -	$ 112,758	$ 94,422	$ 4,278,759	$ 4,485,939
Money Markets	$ 2,200,000	$ -	$ -	$ -	$ 2,200,000
Total Borrowings	$ 29,425,441	$ 112,758	$ 94,422	$ 4,278,759	$ 33,911,380